Organization and Principal Activities	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

(a)	Principal activities
Lixiang Education Holding Co., Ltd. (formerly known as Lianwai Education Group Limited, the “Company”) was incorporated on September 6, 2018 under the law of the Cayman Islands as an exempted company with limited liability. The Company’s original name was Lianwai Education Group Limited. The Company changed its name to Lixiang Education Holding Co., Ltd. on May 26, 2020.
The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is primarily engaged in providing education services through Zhejiang Lishui Mengxiang Education Development Company Limited and Liandu Foreign Language School in the People’s Republic of China (the “PRC”). On November 28, 2018, the Group disposed Liandu Foreign Language School Kindergarten which provided kindergarten care services. After completing the divestiture, the Company’s remaining principal business is the primary and middle school education business from grade 1 to grade 9. The divestiture was undertaken because private kindergartens are not allowed to be listed independently or to be included as part of a group to be listed pursuant to Article 24 of the
Pre-School
Education Opinions.
Significant equity transactions
Initial public offering (“IPO”)
On October 1, 2020, the Company completed its IPO on the NASDAQ Global Market of
3,333,400
American Depositary Shares (“ADS”). Each ADS represents
5
ordinary shares. The offering was at a price of US$
9.25
per ADS for a total offering size of approximately US$
30.8
million. The net proceeds raised from the IPO amounted to approximately RMB
170.7
million (US$
26.2
million) after deducting underwriting discounts and commissions and other offering expenses.
As of December 31, 2019 and 2020, the Company’s major subsidiaries and VIEs are as follows:

Name of subsidiaries and VIE	Date of establishment	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Wholly owned subsidiaries of the Company:
Lianwai Investment Co., Ltd. (“Lianwai investment”)	Established on September 11, 2018	BVI	100%	Investment holding
Hong Kong Mengxiang Education Development Group Limited (“HK Mengxiang”)	Established on September 20, 2018	Hong Kong	100%	Investment holding
Zhejiang Mengxiang Consulting Services Co., Ltd. (“Liandu WFOE”)	Established on October 10, 2018	PRC	100%	Investment holding
Zhejiang Lishui Xianke Agricultural Products Distribution Co., Ltd. (“Lishui Xianke”)	Established on August 13, 2020	PRC	100%	Operation of food procurement
Variable Interest Entities (“VIEs”)
Zhejiang Lishui Mengxiang Education Development Company Limited (“Lishui Mengxiang VIE”)	Established on August 20, 2001	PRC	100%	Operation of Liandu Foreign Language School
Liandu Foreign Language School (“Liandu Foreign Language School VIE” or “the School”)	Established on September 1, 2003	PRC	100%	Operation of a primary to middle school

(b)	Group history
The Group started its business through Lishui Mengxiang VIE and Liandu Foreign Language School VIE. To facilitate offshore financing, an offshore corporate structure was formed in 2018, which was carried out as follows:

1)	On September 6, 2018 , the Company was incorporated in the Cayman Islands by Ms. Fen Ye, Ms. Fang Ye, and Ms. Hong Ye (the “founders.”).

2)	On September 11, 2018, Lianwai investment was incorporated in British Virgin Islands with 100% ownership by the Company.

3)	On September 20, 2018, Mengxiang HK was incorporated in Hong Kong with 100% ownership by Lianwai investment.

4)	On October 10, 2018, Liandu WFOE was incorporated in the PRC with 100% ownership by HK Mengxiang.

5)	On August 13, 2020, Lishui Xianke was incorporated in the PRC with 100% ownership by Liandu WFOE.
In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Group provides education services in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of certain investors of the Company (“Nominee Shareholders”).
The Company obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements in October 2018 and subsequently revised in November 2018 and March 2019 (the “VIE Agreements”) with these PRC domestic companies and their respective shareholders. After that Lishui Mengxiang VIE, Lianwai Kindergarten and Liandu Foreign Language School VIE (“affiliate Chinese entities”) became VIEs on October 2018 respectively, whose primary beneficiary is Liandu WFOE, and the shareholders of these affiliate Chinese entities became the Nominee Shareholders at that date. Reorganization is accounted for as a common control transaction under the pooling of interest method. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.
These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the affiliate Chinese entities. As a result, the Company maintains the ability to control these affiliate Chinese entities and is entitled to substantially all of the economic benefits from these affiliate Chinese entities. As such, the Group consolidated the financial results of these affiliate Chinese entities in the Group’s consolidated financial statements from the date the Company took control of them. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the Liandu WFOE are further described below.

(c)	Contractual Agreements with VIEs
Loan Agreements
Pursuant to the loan agreements entered into between Liandu WFOE and VIEs, Liandu WFOE can grant interest-free loans to Lishui Mengxiang VIE with the sole purpose of providing funds necessary for the business operations and development of Liandu Foreign Language School. These business loan amounts can be injected into Liandu Foreign Language School as capital or other operation means, and cannot be accessed for any personal uses. There is no fixed term for each loan under the loan agreement except that Liandu WFOE can unilaterally decide when to recover the loan and the loan agreements shall remain effective during the operation term of Liandu Foreign Language School and any periods that are renewable pursuant to PRC laws. Liandu WFOE has the right to unilaterally terminate these agreements after giving notice in advance , including that Liandu WFOE and/or its designated entities have fully exercised their options to purchase all the (direct and indirect) equities held by Nominee Shareholders of the relevant VIE in accordance with the Exclusive Call Option Agreements (as described in the following paragraph), while the shareholders of such consolidated affiliated Chinese entities have no right to unilaterally terminate these agreements. As of December 31, 2019 and 2020, no loans have
been granted yet.
Exclusive Call Option Agreements
Under the exclusive call option agreements entered into among the VIEs, Liandu WFOE and Nominee Shareholders, the Nominee Shareholders of the VIEs granted Liandu WFOE the exclusive and irrevocable right to purchase or to designate entities at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders, in the case that the PRC laws and regulations allows, at any time for a purchase price subject to the lowest price permitted by PRC laws and regulations. Liandu WFOE or its designated representatives have sole discretion as to when to exercise such options, either in part or in full. The VIEs and their Nominee Shareholders have agreed that without Liandu WFOE’s prior written consent, their respective Nominee Shareholders cannot sell, transfer, assign or dispose of or create any encumbrance on any of the VIEs’ equity interests, assets, and business. Also, as agreed, the VIEs cannot declare any dividend or change the capitalization structure of the VIEs and cannot enter into any loan, guarantee or investment agreements. Furthermore, the Nominee Shareholders have agreed that any proceeds but not limited to the sales of the Nominee Shareholders’ equity interest in relevant VIEs should be gratuitously paid to Liandu WFOE or one or more person(s) at their discretion. The agreements will remain in force during the operation terms of the relevant VIEs and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and relevant VIEs have no right to unilaterally terminate these agreements.

Proxy Agreements and Power of Attorney for Shareholders
Pursuant to the proxy agreements and power of attorney, each equity holder of Lishui Mengxiang VIE appointed the Liandu WFOE as their attorney-in-fact
to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, calling and attending shareholders’ meetings, voting on their behalf on all matters requiring shareholder approval, including but not limited to designating and electing the directors and other senior management of the VIEs, as well as liquidating and dismantling the VIEs. Each power of attorney will remain in force during the operation term of Lishui Mengxiang VIE and any periods that are renewable pursuant to the PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the Nominee Shareholders and Lishui Mengxiang VIE have no right to unilaterally terminate these agreements.
Proxy Agreements and Power of Attorney for School’s Sponsors and Directors
Pursuant to the proxy agreements and power of attorney, the School’s sponsors and appointed directors irrevocably and specially authorized and entrusted the Liandu WFOE to exercise all rights of the School’s sponsors and directors, as permitted under PRC law. The agreements shall remain effective during the operation term of Liandu Foreign Language School and any periods that are renewable pursuant to PRC laws, and will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreement. In addition, the Liandu WFOE has the right to unilaterally terminate these agreements after 30 days advance written notice, while the School and the School’s sponsors and appointed directors have no right to unilaterally terminate these agreements.
Business Cooperation Agreement and Exclusive Technical Services and Business Consulting Agreement
Pursuant to the Business Cooperation Agreement and Exclusive Technical Services and Business Consulting Agreement, Liandu WFOE has agreed to provide the VIEs with technical services, management support services, consulting services and intellectual property licenses required for the conducting of private education business activities, including but not limited to preparation, selection and/or recommendation of schools textbooks, recruitment of teachers and other staff, training support, admissions support, public relations maintenance, market research and development, management and marketing consulting and other related services. The VIEs shall pay to Liandu WFOE service fees determined by Liandu WFOE at its sole discretion. Liandu WFOE has the right to determine the level of service fees paid and therefore receives substantially all of the economic benefits of the consolidated affiliated Chinese entities in the form of service fees. Liandu WFOE, as appropriate, will exclusively own any intellectual property rights arising from the performance of these agreements. The aforementioned agreements will terminate automatically when Liandu WFOE and/or its designated entities fully exercise their options to purchase all the equities held by the Nominee Shareholders in accordance with the Exclusive Call Option Agreements. In addition, Liandu WFOE retains the exclusive right to terminate the agreements at any time by delivering a written notice 30 days in advance to the applicable consolidated affiliate Chinese entities.
Equity Pledge Agreements
Pursuant to the equity pledge agreements among Liandu WFOE, Lishui Mengxiang VIE and the Nominee Shareholders of Lishui Mengxiang VIE, the Nominee Shareholders shall pledge all of their equity interests in the VIEs to Liandu WFOE as collateral for all of their payments to direct, indirect and derivate losses and losses of predictable profits of the PRC subsidiaries (“Secured Debts”) and to secure their obligations under the above agreements. In the event of a breach by the VIEs or any of their Nominee Shareholders of their contractual obligations, Liandu WFOE has the right to deal with the equity interests pledged in the following ways: i) purchasing or designating entities at their discretion to purchase part or all of the equity interests in the VIEs from the Nominee Shareholders, subject to the lowest price permitted by PRC laws and regulations; ii) selling the equity interests pledged through auction or discount, and preferentially compensated from the sales price; iii) other means agreed between Liandu WFOE and the Nominee Shareholders, after giving written notice to the Nominee Shareholders. The equity pledge agreements will expire when the Nominee Shareholders have completed all their obligations under the above agreements or the Secured Debts are fully settled, or when Liandu WFOE unilaterally delivers a written notice 30 days in advance.

Spousal Undertakings
Pursuant to the Spousal Undertakings, each Nominee Shareholder, who is a natural person, and their spouses unconditionally and irrevocably agreed that the equity interests in the VIEs held by and registered in the name of their spouse will be disposed of pursuant to the equity pledge agreements, the exclusive call option agreements, the loan agreement and the proxy agreement and power of attorney. Each of their spouses agreed not to assert any rights over the equity interests in the VIEs held by their respective spouses. In addition, in the event that any spouse obtains any equity interests in the VIEs held by their spouse for any reason, they agreed to be bound by similar obligations and agreed to enter into similar contractual agreements.

(d)	Combined financial information of the VIEs
The following combined financial information of the Group’s VIEs as of December 31, 2018, 2019 and 2020 and for the years ended December 31, 2019 and 2020 was included in the accompanying consolidated financial statements of the Group as follows:

VIEs	As of December 31,
	2019	2020
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	24,637,411	9,611,773
Short-term investments	20,005,217	—
Accounts receivable, net	1,251,480	—
Inventories	1,169,405	55,607
Amounts due from related parties (Note 21 )	12,754,388	—
Amounts due from inter-company entities	13,749,516	62,261,944
Prepayments and other current assets	436,192	1,485,798

Total current assets	74,003,609	73,415,122

Non-current assets
Property and equipment, net	204,193,521	204,843,872
Land use rights	38,667,172	37,720,475
Intangible assets	16,667	11,667
Other non-current assets	60,724	—

Total non-current assets	242,938,084	242,576,014

Total assets	316,941,693	315,991,136

Liabilities
Current liabilities
Short-term borrowings	83,600,000	39,695,606
Accounts payable	9,261,689	2,926,034
Amount due to inter-company entities	—	8,884,600
Deferred revenue, current	17,729,391	18,169,451
Salaries and welfare payable	13,318,001	17,341,838
Amounts due to related parties (Note 21 )	719,400	719,400
Taxes payable	27,226	276,919
Accrued liabilities and other current liabilities	5,763,399	5,221,410

Total current liabilities	130,419,106	93,235,258

Deferred revenue, non-current	1,712,296	412,593

Total non-current liabilities	1,712,296	412,593

Total liabilities	132,131,402	93,647,851

	For the year s ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	142,523,585	152,120,636	155,946,729
Net income	41,002,633	47,310,815	37,532,994
Net cash provided by operating activities	52,183,386	58,830,470	47,477,961
Net cash (used in)/provided by investing activities	(2,636,644)	(34,739,000)	19,424,757
Net cash used in financing activities	(82,047,964)	(1,961,532)	(81,928,356)
Net (decrease)/increase in cash and cash equivalents	(32,501,222)	22,129,938	(15,025,638)

In accordance with the aforementioned agreements, the Company has the power to direct the activities of the VIEs, and have the control of their assets. Therefore the Company considers that there is no other asset in the VIEs that can be used only to settle obligations of the respective VIE, except for the education facilities assets, registered capital and the PRC statutory reserves, as of December 31, 2019 and 2020. As the VIEs are incorporated as schools and limited liability company under the PRC Company Law, the creditors of the VIEs do not have recourse to the general credit of the Company. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIEs. As the Group is conducting certain businesses in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.
The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets mainly include buildings, land use rights, computers and electronic devices. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of the VIEs as they do not meet the recognition criteria set in ASC
350-30-25.
There is no VIE where the Company has a variable interest but is not the primary beneficiary.

(e)	Risks associated with VIE arrangements
Foreign investment in the education industry in PRC is extensively regulated and subject to various restrictions. Specifically, foreign investors are prohibited from investing in compulsory education, namely primary to middle school in the PRC. In addition, foreign investment in education institutions in the PRC must be in the form of cooperation between Chinese educational institutions and foreign educational institutions and the foreign portion of the total investment in a Sino-foreign education institute must be below 50%. The subsidiary in PRC is currently ineligible to apply for the required education licenses and permits in PRC for the operation of primary and middle schools. Although foreign investment in high schools is not prohibited, the subsidiary Liandu WFOE in PRC is still ineligible to independently or jointly invest and operate high schools. To comply with PRC laws and regulations, the Company has entered into a series of arrangements pursuant to which the wholly-owned subsidiary Liandu WFOE receives the economic benefits from the affiliated Chinese entities. If the contractual arrangements that establish the structure for operating the business in PRC are found to violate any PRC laws or regulations in the future or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities, including the Ministry of Education of PRC, or the MOE, which regulates the education industry, would have broad discretion in dealing with such violations, including:

•	revoking the business and operating licenses of the affiliated Chinese entities;

•	discontinuing or restricting the operations of any related-party transactions among Liandu WFOE or affiliated Chinese entities;

•	imposing fines or other requirements with which the Company or Liandu WFOE or affiliated Chinese entities may not be able to comply;

•	requiring the Company to restructure the operations in such a way as to compel the Company to establish new entities, re-apply for the necessary licenses or relocate the businesses, staff and assets;

•	imposing additional conditions or requirements with which the Company may not be able to comply; or

•	restricting the use of proceeds from the additional public offering or financing to finance the business and operations in PRC.

Advised by the Company’s PRC legal counsel, the Company’s contractual arrangements with its consolidated VIEs are valid, binding and enforceable under the current laws and regulations of PRC. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the foreign investments in PRC. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to the Company. In addition, any litigation in PRC may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the Company’s PRC legal system, the PRC government authorities may ultimately take a view contrary to the above opinion of the Company’s PRC legal counsel.
There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The new Foreign Investment Law of the PRC repealed simultaneously the Wholly Foreign-owned Enterprise Law of the PRC, Sino-foreign Equity Joint Venture Law of the PRC and Sino-foreign Cooperative Joint Ventures Law of the PRC. Therefore, the general regulations for companies’ set up and operation in the PRC including the foreign-invested companies shall comply with the Company Law of the PRC unless provided in the PRC Foreign Investment Laws. In December 2019, the Implementing Regulation of the Foreign Investment Law was promulgated by the State Council and comes into force as of January 1, 2020. The Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties existing with respect to its implementation and interpretation and it is also possible that the VIE entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the business, financial condition and results of operations.
In accordance with the VIE arrangements, the Group has the power to direct the activities of the VIEs, and can have control of VIEs’ assets. Therefore, the Group considers that there are no other assets of the VIEs can be used only to settle their obligations, except for the education facilities assets, registered capital and the PRC statutory reserves, as of December 31, 2019 and 2020.